UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22922

Aspiration Funds
(Exact name of registrant as specified in charter)

4551 Glencoe Avenue, Marina Del Rey, California 90292
(Address of principal executive offices)    (Zip code)

The Corporation Trust Company
1209 Orange Street, Wilmington, DE  19801
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: September 30

Date of reporting period: September 30, 2019

Item 1. REPORTS TO STOCKHOLDERS.

Annual Report 2019
As of September 30, 2019

Aspiration Redwood Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Aspiration Redwood Fund (the “Fund”).  The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Fund nor the Fund’s distributor is a bank.

The Aspiration Redwood Fund is distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 100 E. Six Forks Road, Suite 200, Raleigh, NC, 27609. There is no affiliation between the Aspiration Redwood Fund, including its principals, and Capital Investment Group, Inc.

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the Aspiration Redwood Fund (“Fund”) and of the market in general and statements of the Fund’s plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates.  Past performance is not a guarantee of future results.

An investor should consider the investment objectives, risks, charges, and expenses of the Fund carefully before investing.  The prospectus contains this and other information about the Fund.  A copy of the prospectus is available at funds.aspiration.com/redwood/ or by calling the Advisor at 800-683-8529.  The prospectus should be read carefully before investing.

For More Information on the Aspiration Redwood Fund:

See Our Web site at aspiration.com
or
Call Our Shareholder Services Group at 800-683-8529.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website at https://www.nottinghamco.com/fundpages/Aspiration, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by clicking Enroll at https://www.nottinghamco.com/fundpages/Aspiration.

You may, notwithstanding the availability of shareholder reports online, elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 800-773-3863 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in the Fund complex.

Dear Aspiration Redwood Fund Shareholder,

Thank you for investing in the Aspiration Redwood Fund.

Our aim with the Redwood Fund was to challenge the pervasive assumption on Wall Street that investing in ways that align with your values means sacrificing returns.

We set out to prove that sustainable, 100% fossil fuel free investing could be a sound financial strategy—that you could do well and do good at the same time.

Many people told us it couldn’t work, but they’re not saying that anymore.

We’re proud to be showing that a better way is possible—that you can build value in your portfolio while staying true to your values.

But we won’t stop here. We’ll keep working hard to bring you and all Americans innovative, sustainable, high-quality investment services. You can trust us to always keep the Redwood Fund fossil fuel free and firearms free, and to keep investing your money only in companies that respect the environment, treat people well, and govern themselves ethically.

Over one year ending September 30, 2019, US Equity markets posted positive returns. In 2019 stocks rallied, swiftly recovering from the underperformance in the last months of 2018. This was despite continued uncertainty in the economic outlook globally. Trade talks between China and the US combined with Fed's softer policy on interest rate outlook were one of the most important factors steering the markets' sentiment.

The Fund returned 2.95% for the 12-month reporting period ended September 30, 2019, underperforming the S&P 500 Total Return Index (the “Index”), which the Fund uses for performance comparisons. The index returned 4.25% for the reporting period.

Over 1 year, the Fund delivered positive returns, but underperformed its benchmark S&P 500. Both stock selection and allocation detracted from relative returns.

Securities selection in Health Care was the largest detractor. Within the sector, Ironwood Pharmaceuticals, UnitedHealth, and Incyte hurt performance the most. Ironwood Pharmaceuticals shares have underperformed following the spin out of R&D-Co on concerns around the growth prospects for the company's flagship product, Linzess. These concerns further intensified when ABBV announced plans to acquire IRWD's partner, AGN, raising concerns that the Linzess franchise could be impacted by merger related reorganizations/reprioritizations. Stock selection in Real Estate and Consumer Discretionary also negatively impacted performance.

Fom the sector allocation perspective, underweight in Utilities and overweight in Healthcare were the largest detractors.

On the positive side, securities selection in Industrials was the most beneficial to the returns. Within the sector, AGCO and Gardner Denver were the largest contributors.  AGCO's shares price continued to grow due to increasing margins, smart pricing and growth initiatives and better cost control. From the sector allocation perspective, underweight in Energy was the largest contributor.

On a single stock level, AGCO, Walgreens and Lam Research were the largest contributors. Ironwood Pharmaceuticals, NetApp and UnitedHealth detracted the most.

Consumer Discretionary sector is our largest overweight. Retail remains under heavy pressure although some perceived winning models of the future are bucking the trend, for example OneSpaWorld continues to hum along nicely and we're optimistic about operating trends and the prospect of new ship wins. Information Technology sector is also one of our top overweights. We believe that traditional IT hardware and software manufacturers should continue to see top-line revenue and margin pressure as cloud, software-as-a-service and open source computing shrink their addressable markets.

The Fund does not invest in Energy sector. We are currently also underweight Communication Services and – most recently (due to selling out of Eli Lilly, Incyte, and Ironwood Pharmaceuticals) Health Care.

Thanks again for your investment in the Aspiration Redwood Fund. Together, we’re accomplishing something truly remarkable. And we’re just getting started.

Best,

Andrei Cherny

CEO, Aspiration Partners, Inc.

PS. Do you know anyone else you think we be a good fit to join Aspiration’s growing community of socially-conscious investors? Please put in a good word for us!

(RCASP1119002)

Aspiration Redwood Fund

Performance Update (Unaudited)

For the period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2019

Comparison of the Change in Value of a $10,000 Investment
This graph assumes an initial investment of $10,000 at November 16, 2015 (Date of Initial Public Investment). All dividends and distributions are reinvested.  This graph depicts the performance of the Aspiration Redwood Fund versus the S&P 500 Total Return Index. It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged.  The comparison is shown for illustrative purposes only.

	Average Annual Total Returns
					Gross	Net
	As of	One	Since	Inception	Expense	Expense
	September 30, 2019	Year	Inception	Date	Ratio*	Ratio*
	Aspiration Redwood Fund - With maximum
	assumed contribution reduction**	0.95%	9.32%	11/16/15	1.50%	0.50%
	Aspiration Redwood Fund - Without maximum
	assumed contribution reduction	2.95%	11.32%	11/16/15	1.50%	0.50%
	S&P 500 Total Return Index	4.25%	12.34%	N/A	N/A	N/A

*	The gross and net expense ratios shown are from the Fund's Financial Highlights as of September 30, 2019.
**
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  The Average Annual Total Returns with a maximum assumed contributed reduction is calculated assuming a maximum advisory fee of 2% is paid by an investor to the Advisor.

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting aspiration.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Aspiration Redwood Fund

Schedule of Investments

As of September 30, 2019
		Shares	Value (Note 1)

COMMON STOCKS - 93.58%

Communication Services - 4.03%
*	Electronic Arts, Inc.	34,838	$3,407,853
			3,407,853
Consumer Discretionary - 15.32%
	Aptiv PLC	33,518	2,930,144
	Best Buy Co., Inc.	28,014	1,932,686
*	LKQ Corp.	74,803	2,352,554
*	Mohawk Industries, Inc.	24,646	3,057,829
*	OneSpaWorld Holdings Ltd.	173,034	2,687,218
			12,960,431
Consumer Staples - 4.20%
	Conagra Brands, Inc.	115,851	3,554,309
			3,554,309
Financials - 21.98%
	Ameriprise Financial, Inc.	26,282	3,866,082
	Comerica, Inc.	53,279	3,515,881
	Prudential Financial, Inc.	46,307	4,165,315
	US Bancorp	67,362	3,727,813
	Visa, Inc.	19,314	3,322,201
			18,597,292
Health Care - 11.60%
*	Bio-Rad Laboratories, Inc.	6,787	2,258,306
*	Cyclerion Therapeutics, Inc.	36,480	442,138
	Eli Lilly & Co.	12,916	1,444,396
*	Ironwood Pharmaceuticals, Inc.	202,925	1,742,111
*	Mirati Therapeutics, Inc.	3,199	249,234
	UnitedHealth Group, Inc.	16,917	3,676,403
			9,812,588
Industrials - 14.23%
	AGCO Corp.	48,233	3,651,238
*	Gardner Denver Holdings, Inc.	44,936	1,271,239
	Masco Corp.	61,120	2,547,482
	MSA Safety, Inc.	6,654	726,018
*	Stericycle, Inc.	75,415	3,840,886
			12,036,863
Information Technology - 22.22%
*	Adobe, Inc.	10,378	2,866,923
*	IPG Photonics Corp.	7,775	1,054,290
*	LiveRamp Holdings, Inc.	75,114	3,226,897
	LogMeIn, Inc.	56,281	3,993,700
	NetApp, Inc.	57,334	3,010,608
*	ON Semiconductor Corp.	115,192	2,212,838
	Western Digital Corp.	40,850	2,436,294
			18,801,550

	Total Common Stocks (Cost $79,177,632)		79,170,886
			(Continued)

Aspiration Redwood Fund

Schedule of Investments - Continued

As of September 30, 2019
		Shares	Value (Note 1)

REAL ESTATE INVESTMENT TRUST - 4.71%

Simon Property Group, Inc.		25,599	$3,984,484
			3,984,484

Total Real Estate Investment Trust (Cost $4,263,285)			3,984,484

SHORT-TERM INVESTMENT - 3.86%
§	Fidelity Institutional Money Market Funds - Treasury Portfolio, 1.82%	3,263,232	3,263,232

Total Short-Term Investment (Cost $3,263,232)			3,263,232

Total Value of Investments (Cost $86,704,149) - 102.15%			$86,418,602

Liabilities in Excess of Other Assets - (2.15)%			(1,821,770)

NET ASSETS - 100.00%			$84,596,832

* Non-income producing investment
§	Represents 7 day effective yield as of September 30, 2019

Summary of Investments
	% of Net
By Sector	Assets	Value
Communication Services	4.03%	$ 3,407,853
Consumer Discretionary	15.32%	12,960,431
Consumer Staples	4.20%	3,554,309
Financials	21.98%	18,597,292
Health Care	11.60%	9,812,588
Industrials	14.23%	12,036,863
Information Technology	22.22%	18,801,550
Real Estate Investment Trust	4.71%	3,984,484
Short-Term Investment	3.86%	3,263,232
Other Assets Less Liabilities	-2.15%	(1,821,770)
Total Net Assets	100.00%	$84,596,832

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Assets and Liabilities

As of September 30, 2019

Assets:
Investments, at value (cost $86,704,149)	$86,418,602
Receivables:
From Advisor	746,277
Investments sold	12,406,877
Fund shares sold	310,146
Dividends	70,504
Prepaid expenses:
Registration and filing expenses	18,501
Fund accounting fees	2,038
Transfer agent fees	667
Trustee fees and meeting expenses	4

Total assets	99,973,616

Liabilities:
Payables:
Investments purchased	15,164,771
Fund shares repurchased	152,168
Accrued expenses:
Professional fees	32,674
Distribution and service fees - Investor Class Shares	16,412
Insurance fees	5,832
Custody fees	4,141
Shareholder fulfillment fees	543
Administration fees	208
Security pricing fees	35

Total liabilities	15,376,784

Net Assets	$84,596,832

Net Assets Consist of:
Paid in capital	$79,758,045
Distributable earnings	4,838,787

Total Net Assets	$84,596,832
Shares Outstanding, no par value (unlimited authorized shares)	6,604,969
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$12.81

See Notes to Financial Statements

Aspiration Redwood Fund

Statement of Operations

For the fiscal year ended September 30, 2019

Investment Income:
Dividends	$1,375,532

Total Investment Income	1,375,532

Expenses:
Transfer Agent fees (Note 2)	511,720
Other operating expenses (Note 2)	322,341
Distribution and service fees - Investor Class Shares (Note 3)	198,572
Professional fees	159,104

Total Expenses	1,191,737

Expenses reimbursed by Advisor (Note 2)	(794,797)

Net Expenses	396,940

Net Investment Income	978,592

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	4,450,881

Net change in unrealized depreciation on investments	(2,741,641)

Net Realized and Unrealized Gain on Investments	1,709,240

Net Increase in Net Assets Resulting from Operations	$2,687,832

See Notes to Financial Statements

Aspiration Redwood Fund

Statements of Changes in Net Assets

For the fiscal years ended September 30,	2019	2018

Operations:
Net investment income	$978,592	$658,446
Net realized gain from investment transactions	4,450,881	5,624,398
Net change in unrealized appreciation (depreciation) on
investments	(2,741,641)	244,520

Increase in Net Assets from Operations	2,687,832	6,527,364

Distributions to Shareholders	(6,111,447)	(2,151,750)

Decrease in Net Assets Resulting from Distributions	(6,111,447)	(2,151,750)

Beneficial Interest Transactions:
Shares Sold	25,409,119	51,184,782
Reinvested Dividends and Distributions	6,083,362	2,145,987
Shares Repurchased	(22,602,384)	(15,824,831)

Net Increase in Beneficial Interest Transactions	8,890,097	37,505,938

Net Increase in Net Assets	5,466,482	41,881,552

Net Assets:
Beginning of year	79,130,350	37,248,798.00
End of year	$84,596,832	$79,130,350

Share Information:
Shares Sold	2,061,802	3,936,356
Reinvested Dividends and Distributions	564,133	170,837
Shares Repurchased	(1,828,327)	(1,206,269)
Net Increase in Shares of Beneficial Interest	797,608	2,900,924

See Notes to Financial Statements

Aspiration Redwood Fund

Financial Highlights

For a share outstanding during the fiscal
years or period ended September 30,	2019	2018	2017	2016	(d)

Net Asset Value per Share, Beginning of Period	$13.63	$12.82	$10.81	$10.00

Income from Investment Operations
Net investment income	0.14	0.14	0.13	0.10
Net realized and unrealized gain on investments	0.06	1.25	2.43	0.71

Total from Investment Operations	0.20	1.39	2.56	0.81

Less Distributions to Shareholders:
Net investment income	(0.12)	(0.06)	(0.21)	-
Net realized gains	(0.90)	(0.52)	(0.34)	-

Total Distributions	(1.02)	(0.58)	(0.55)	-

Net Asset Value per Share, End of Period	$12.81	$13.63	$12.82	$10.81

Total Return (c)	2.95%	11.28%	24.70%	8.10%	(b)

Net Assets, End of Period (in thousands)	$84,597	$79,130	$37,249	$5,163

Ratios of:
Gross Expenses to Average Net Assets	1.50%	1.41%	2.65%	9.49%	(a)
Net Expenses to Average Net Assets	0.50%	0.50%	0.50%	0.50%	(a)
Net Investment Income to Average Net Assets	1.23%	1.06%	0.83%	1.90%	(a)

Portfolio turnover rate	135.10%	110.18%	131.83%	120.74%	(b)

(a) Annualized
(b) Not annualized.
(c)
Investors in the Fund are clients of Aspiration Fund Adviser, LLC (the "Advisor") and may pay the Advisor a fee in the amount they believe is fair ranging from 0% to 2% of the value of their investment in the Fund.  Assuming a maximum advisory fee of 2% is paid by an investor to the Advisor, the Total Return of an investment in the Fund would have been 0.95%, 9.28%, 22.70%, and 6.10% for the periods ended September 2019, 2018, 2017, and 2016, respectively.

(d)	For the fiscal period from November 16, 2015 (Date of Initial Public Investment) through September 30, 2016.

See Notes to Financial Statements

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

1.       Organization and Significant Accounting Policies

The Aspiration Redwood Fund (the “Fund”) is a series of the Aspiration Funds (the “Trust”). The Trust was organized as a Delaware statutory trust on October 16, 2013 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is a separate diversified series of the Trust and commenced operations on November 16, 2015. The investment objective is to maximize total return, consisting of capital appreciation and current income.  The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.
The Fund currently has an unlimited number of authorized shares, which are divided into two classes - Investor Class Shares and Class C Shares. Each class of shares has equal rights as to assets of the Fund, and the classes are identical, except for differences in ongoing distribution and service fees and a contingent deferred sales charge on the Class C Shares. Both share classes are subject to distribution plan fees as described in Note 3.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.  As of September 30, 2019, no Class C Shares have been issued.

The following is a summary of significant accounting policies consistently followed by the Fund.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund follows the accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 “Financial Services – Investment Companies.”

Principles of Accounting
The Fund uses the accrual method of accounting for financial reporting purposes.

Net Asset Value
The net asset value (“NAV”) per share of each class of a Fund is determined by dividing the Fund’s net assets attributable to each class by the number of shares issued and outstanding of that class on each day the New York Stock Exchange (“NYSE”) is open for trading.

Investment Valuation
The Fund’s investments in securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price, which may not be the last sale price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation) or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

The Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Various inputs are used in determining the fair value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities and identical securities in inactive markets, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs as of September 30, 2019 for the Fund’s investments measured at fair value:

Aspiration Redwood Fund
Investments in Securities (a)	Total	Level 1	Level 2	Level 3
Investments
Common Stocks*	$79,170,886	$79,170,886	$-	$-
Real Estate Investment Trust	3,984,484	3,984,484	-	-
Short-Term Investment	3,263,232	3,263,232	-	-
Total Investments	$86,418,602	$86,418,602	$-	$-

* Refer to the Schedule of Investments for a breakdown by sector.
(a) There were no Level 3 investments during the fiscal year ended September 30, 2019.

Concentrations of Risk
The Fund seeks to achieve its investment objective by investing in companies based on various financial factors and fundamental sustainability factors such as environmental, social, and governance performance of such companies.  The Fund invests in equity securities that trade on U.S. securities markets, which may include securities of non-U.S. issuers as well as securities of U.S. issuers.  The equity securities in which the Fund invests include, but are not limited to, dividend-paying securities, common stock, preferred stock, shares of investment companies, convertible securities, warrants, and rights.  The Fund may, but is not required to, use exchange-traded derivative instruments for risk management purposes or as part of the Fund’s investment strategies.

Generally, derivatives are financial contracts with value dependent upon, or derived from, the value of an underlying asset, reference rate, or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, and related indexes. The derivatives in which the Fund may invest include futures and forward currency agreements. These derivatives may be used for risk management purposes to manage or adjust the risk profile of the Fund. Futures on currencies and forward currency agreements may also be used to hedge against a specific currency. In addition, futures on indices may be used for investment (non-hedging) purposes to earn income; to enhance returns; to replace more traditional direct investments; or to obtain exposure to certain markets.  The principal risks of investing in the Fund include: market risk, management risk, derivatives risk, equity securities risk, convertible securities risk, futures risk, investment company risk, leverage risk associated with financial instruments, focused investment risk, foreign investing risk, limited capitalization risk, temporary defensive positions risk, and cybersecurity risk.  The Fund held no derivatives as of and for the fiscal year ended September 30, 2019.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date. Realized gains and losses are determined on the identified cost basis, which is the same basis used for Federal income tax purposes.

Expenses
The Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed by the Board of Trustees (“Trustees”).

Distributions
The Fund may declare and distribute dividends from net investment income (if any) annually.  Distributions from capital gains (if any) are generally declared and distributed annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.       Transactions with Related Parties and Service Providers

Advisor
Aspiration Fund Adviser, LLC (the “Advisor”) does not impose a set fee to manage individual shareholder accounts.  Instead, the shareholders may pay the Advisor a fee to manage their individual accounts in the amount they believe is fair, ranging from 0% to 2% of their net assets.  Only clients of the Advisor may invest in the Fund.  Those Advisor clients must establish an advisory relationship and open an individual account with the Advisor before investing in the Fund.  The Fund is responsible for its own operating expenses.  Advisory fees will not be incurred by the Fund.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, dividends, litigation and indemnification expenses, brokerage commissions, borrowing costs, fees and expenses of other investment companies in which the Fund invests, and other expenditures which are capitalized in accordance with GAAP, and other extraordinary expenses not incurred in the ordinary course of the Fund’s business) to not more than 0.50% of the average daily net assets of the Fund for the current fiscal year.  The current term of the Expense Limitation Agreement remains in effect until January 31, 2020.  While there can be no assurance that the Expense Limitation Agreement will continue after that date, it is expected to continue from year-to-year thereafter.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

Reimbursements and waivers of expenses by the Advisor are subject to recoupment for a period not to exceed 3 years from the date on which the waiver or reimbursement was made by the Advisor, provided the annual expense ratio does not exceed 0.50%.  Please refer to the table below for a breakdown of the reimbursements and recoupment periods.

Fiscal Year/Period End	Reimbursement Amount	Recoupment Date Expiration
September 30, 2019	$794,797	September 30, 2022
September 30, 2018	$566,641	September 30, 2021
September 30, 2017	$373,852	September 30, 2020

Sub-Advisor
UBS Asset Management (Americas), Inc. (the “Sub-Advisor”) is responsible for management of the Fund’s investment portfolio according to the Fund’s investment objective, policies, and restrictions.  The Sub-Advisor is subject to the authority of the Board of Trustees and oversight by the Advisor.  The Sub-Advisor is entitled to receive an annual sub-advisory fee, paid by the Advisor – not the Fund – for advisory services provided to the Fund, according to a formula.

Administrator
The Nottingham Company serves as the Fund’s Administrator (the “Administrator”).  The Fund pays a monthly fee to the Administrator based upon the average daily net assets of the Fund and subject to a minimum of $2,000 per month.  The Fund incurred $79,429 of fees by the Administrator for the fiscal year ended September 30, 2019.

Fund Accounting Services
The Nottingham Company serves as the Fund’s Fund Accounting Services Provider.  Under the terms of the Fund Accounting and Administration Agreement, the Fund Accounting Service Provider calculates the daily net asset value per share and maintains the financial books and records for the Fund.  The Fund incurred $35,139 of fees by The Nottingham Company for the fiscal year ended September 30, 2019.

Compliance Services
Cipperman Compliance Services, LLC provides services as the Trust’s Chief Compliance Officer.  Cipperman Compliance Services, LLC is entitled to receive customary fees from the Fund for their services pursuant to the Compliance Services agreement with the Fund.  The Fund incurred $28,019 in compliance fees for fiscal year ended September 30, 2019.

Custodian
UMB Bank, N.A. provides services as the Fund’s custodian.  For its services, the Custodian is entitled to receive compensation from the Fund pursuant to the Custodian’s fee arrangements with the Fund.  The Fund paid $67,379 in custody fees for the fiscal year ended September 30, 2019.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”), an affiliate of The Nottingham Company, serves as transfer, dividend paying, and shareholder servicing agent for the Fund.  For its services, the Transfer Agent is entitled to receive compensation from the Fund pursuant to the Transfer Agent’s fee arrangements with the Fund.  The Fund paid $511,720 to the Transfer Agent for the fiscal year ended September 30, 2019.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor. The Distributor receives $5,000 per year paid in monthly installments for services provided and expenses assumed.  Additional expenses may be incurred for processing fees during the year.  The Fund incurred $6,063 in distribution expenses for the fiscal year ended September 30, 2019.  These fees are included in the Shareholder Fulfillment Fees on the Statement of Operations.

Officers and Trustees of the Trust
As of September 30, 2019, certain officers of the Trust were also officers of the Administrator.  Certain Trustees and an officer are also officers of the Advisor.

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

3.       Distribution and Service Fees

The Trustees, including a majority of the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act and who have no direct or indirect financial interest in such plan or in any agreement related to such plan, adopted a distribution plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”).  The 1940 Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that the Fund may incur certain expenses, which may not exceed 0.25% per annum of the average daily net assets of the Investor Class Shares and 1.00% per annum of the average daily net assets of the Class C Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of shares of the Fund or support servicing of shareholder accounts.  For the fiscal year ended September 30, 2019, $198,572 in distribution and service fees were incurred by the Investor Class Shares of the Fund.

4.       Purchases and Sales of Investment Securities

For the fiscal year ended September 30, 2019, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$109,430,159	$105,548,700

5.       Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from GAAP, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.  There were no such reclassifications as of September 30, 2019.

Management reviewed the Fund’s tax positions taken on federal income tax returns for the open tax years/period ended September 30, 2017 through September 30, 2019.  As of and during the fiscal year ended September 30, 2019, the Fund does not have a liability for uncertain tax positions.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the fiscal year ended September 30, 2019, the Fund did not incur any interest or penalties.

The Fund identifies its major tax jurisdictions as U.S. Federal and the State of California where the Trust makes significant investments.

Distributions during the fiscal years ended September 30, 2019 and September 30, 2018 were characterized for tax purposes as follows:

	September 30, 2019	September 30, 2018
Ordinary Income	$4,852,616	$1,979,757
Long-Term Capital Gains	1,258,831	171,993

(Continued)

Aspiration Redwood Fund

Notes to Financial Statements – Continued

As of September 30, 2019

At September 30, 2019, the tax-basis cost of investments and components of distributable earnings were as follows:

Cost of Investments	$87,051,414

Gross Unrealized Appreciation	3,070,260
Gross Unrealized Depreciation	(3,703,071)
Net Unrealized Depreciation	(632,811)

Undistributed Net Investment Income	4,920,807
Undistributed Capital Gains	550,793

Accumulated Earnings	$ 4,838,787

The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses from wash sales.

6.       Beneficial Ownership

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of a fund creates a presumption of control of a fund, under Section 2(a)(9) of the Investment Company Act of 1940.  As of September 30, 2019, there were no control persons of the Fund.

7.       Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Fund, and others that provide for general indemnifications.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.  The Fund expects risk of loss to be remote.

8.       New Accounting Pronouncements

In August 2018, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2018-13, Fair Value Measurement (Topic 820) – Disclosure Framework–Changes to the Disclosure Requirements for Fair Value Measurement.  The amendments eliminate certain disclosure requirements for fair value measurements for all entities, requires public entities to disclose certain new information and modifies some disclosure requirements. The new guidance is effective for all entities for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. An entity is permitted to early adopt either the entire standard or only the provisions that eliminate or modify requirements. The Advisor is currently evaluating the impact of this new guidance on the Fund’s financial statements.

9.       Subsequent Events

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the shareholders and Board of Trustees
of Aspiration Redwood Fund
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of asset and liabilities, including the schedule of investments of the Aspiration Redwood Fund, one of the funds constituting the Aspiration Funds (the "Fund"), as of September 30, 2019, the related statements of operations, changes in net assets, and the financial highlights for the year then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Aspiration Redwood Fund as of September 30, 2019, and the results of its operations, the changes in its net assets, and the financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.
The statement of changes in net assets and the financial highlights for the year ended September 30, 2018 were audited by another independent registered public accounting firm whose report, dated November 29, 2018, expressed an unqualified opinion on the statement of changes in net assets and those financial highlights.  The financial highlights for the year ended September 30, 2017 and the period from November 16, 2015 to September 30, 2016 were audited by another independent registered public accounting firm whose report, dated November 29, 2017, expressed an unqualified opinion on those financial highlights.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2019, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
Los Angeles, California
November 29, 2019

We have served as the auditor of one or more Aspiration Funds investment companies since 2019.

Aspiration Redwood Fund

Additional Information
(Unaudited)

1.       Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy is included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Securities and Exchange Commission (“SEC”) at sec.gov.  Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.       Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Forms N-Q are available on the SEC’s website at sec.gov. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.       Tax Information

We are required to advise you within 60 days of the Fund’s fiscal year-end regarding federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Fund’s fiscal year ended September 30, 2019.

During the fiscal year ended September 30, 2019, the Fund paid $4,852,616 in ordinary income distributions and $1,258,831 in long-term capital gain distributions.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.       Schedule of Shareholder Expenses

As a shareholder of the Fund, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 through September 30, 2019.

Actual Expenses – The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (e.g., an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

Investor Class Shares	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Expenses Paid During Period*
Actual Hypothetical (5% annual return before expenses)
	$1,000.00	$1,046.60	$2.57
	$1,000.00	$1,022.56	$2.54
*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 183/365 (to reflect the six month period).

5.       Information about Trustees and Officers

The business and affairs of the Fund and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Fund is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund at 800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $11,374 during the fiscal year ended September 30, 2019 from the Fund for their services to the Fund and Trust.

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Chuck Daggs (1947) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 05/2018	Currently Retired; previously Executive Vice President of Wealth Management Group at Wells Fargo from 1998 – 2015.	2	None.
Coby A. King (1960) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 01/2016	President and Chief Executive Officer of High Point Strategies, LLC (Public Affairs Consulting) since 2013; Lobbyist for Ek & Ek, LLC (Public Affairs Consulting) from 2012 – 2013; Senior Vice President at MWW Group, Inc. (Public Affairs Consulting) from 2008 – 2012.	2	None.
David L. Kingsdale (1963) 116 South Franklin Street Rocky Mount, NC 27804	Independent Trustee	Since 10/2014	Chief Executive Officer of Millennium Dance Media, LLC since 2010; Owner of DLK, Inc. (media consulting agency) since 2005.	2	The Giving Back Fund; Prime Access Capital.

(Continued)

Aspiration Redwood Fund

Additional Information
(Unaudited)

Name, Age and Address	Position held with Funds or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Interested Trustees
Andrei Cherny (1975) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee, Principal Executive Officer and President	Trustee Since 08/2017; President Since 2/2014	Chief Executive Officer of Aspiration Partners, LLC since 2013; Investor since 2009; previously, Managing Director and Senior Analyst for Burston-Marsteller (Public Relations and Communications) from 2011 – 2013.	2	Board Member and President for Democracy: a Journal of Ideas.
Alexandra Horigan (1983) 116 South Franklin Street Rocky Mount, NC 27804	Interested Trustee	Since 08/2017	Vice President of Operations of Aspiration Partners, Inc. since 2012.	2	None.
Other Officers
Ashley E. Harris (1984) 116 South Franklin Street Rocky Mount, NC 27804	Treasurer, Principal Financial Officer and Assistant Secretary of the Trust	Since 12/2014	Fund Accounting Manager and Financial Reporting, The Nottingham Company since 2008.	n/a	n/a
Andrew P. Chica (1975) 116 S. Franklin Street Rocky Mount, NC 27804	Chief Compliance Officer	Since 07/2019	Compliance Director, Cipperman Compliance Services, LLC (01/2019-Present). Chief Compliance Officer of Hatteras Funds, LP and Hatteras Capital Distributors, LLC (2007-Present)	n/a	n/a

6.       Change of Independent Registered Public Accounting Firm

At a meeting held on September 19, 2019, based on the recommendation of the Audit Committee of the Aspiration Flagship Fund and Aspiration Redwood Fund, each a series of Aspiration Funds (hereinafter referred to as the “Funds”) and the approval of the Board of Trustees, Ernst & Young, LLP was dismissed as the independent registered public accounting firm for the Funds. At the same meeting, based on the recommendation and approval of the Audit Committee, the full Board of Trustees of the Funds approved the appointment of Deloitte & Touche, LLP as the Funds’ independent registered public accounting firm for the fiscal year ending September 30, 2019.

The reports of Ernst & Young, LLP on the Funds’ financial statements for the last fiscal year contained no adverse opinion or disclaimer of opinion and were not qualified or modified as to uncertainty, audit scope or accounting principles.

During the Funds’ most recent fiscal year, and through September 19, 2019, there were no disagreements with Ernst & Young, LLP on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of Ernst & Young, LLP, would have caused them to make reference to the subject matter of the disagreements in connection with their reports on the Funds’ financial statements for such years. During the most recent fiscal year, and through September 19, 2019, there were no reportable events as defined in Item 304(a)(1)(v) of Regulation S-K promulgated by the SEC.

The Funds requested Ernst & Young, LLP to furnish them with a letter addressed to the SEC stating whether or not it agrees with the above statements. A copy of such letter will be filed as an Exhibit to the Form N-CSR filing to be made on or before December 9, 2019.

Aspiration Redwood Fund
is a series of
Aspiration Funds

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services, LLC	Aspiration Fund Adviser, LLC
116 South Franklin Street	4551 Glencoe Avenue
Post Office Box 69	Marina Del Rey, CA 90292
Rocky Mount, North Carolina 27802-0069

Telephone:	Telephone:

800-773-3863	800-683-8529

World Wide Web @:	World Wide Web @:

ncfunds.com	aspiration.com

Item 2.	CODE OF ETHICS.
(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(c)	During the period covered by this report, there have been no substantive amendments to the provisions of the Code of Ethics.
(d)	During the period covered by this report, the registrant did not grant any waivers to the provisions of the Code of Ethics.
(f)(1)	A copy of the Code of Ethics is filed with this Form N-CSR as Exhibit 13(a)(1).

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
The registrant’s Board of Trustees has determined that it does not have an audit committee financial expert.  At this time, the registrant’s Board of Trustees believe that the collective knowledge and experience provided by the members of the audit committee collectively offer the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)	Audit Fees – Audit fees billed for the Aspiration Redwood Fund (the Fund”), a series of the Aspiration Funds, for the last two fiscal years are reflected in the tables below.
For the fiscal year ended September 30, 2019, these amounts represent aggregate fees billed for professional services rendered by the registrant’s independent accountants Deloitte & Touche LLP (“Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings or engagements for that fiscal year.
Fund	September 30, 2019
Aspiration Redwood Fund	$23,000
For the fiscal year ended September 30, 2018, these amounts represent aggregate fees billed for professional services rendered by the registrant’s former independent accountants, Ernst & Young, LLP (“Former Accountant”), for the audit of the Fund’s annual financial statements or services that are normally provided by the Former Accountant in connection with the registrant’s statutory and regulatory filings or engagements for that fiscal year.
Fund	September 30, 2018
Aspiration Redwood Fund	$20,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal year ended September 30, 2019 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

There were no additional fees billed in the fiscal year ended September 30, 2018 for assurance and related services by the Former Accountant that were reasonably related to the performance of the audit of the Fund’s financial statements and that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in the fiscal year ended September 30, 2019 for professional services rendered for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2019
Aspiration Redwood Fund	$5,500

The tax fees billed in the fiscal year ended September 30, 2018 for professional services rendered by the Former Accountant for tax compliance, tax advice, and tax planning are reflected in the table below. These services were for the completion of the Fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	September 30, 2018
Aspiration Redwood Fund	$5,500

(d)
All Other Fees – There were no other fees billed in the fiscal year ended September 30, 2019 for products and services provided by the Accountant, other than the services reported in paragraphs (a) through (c) of this Item.

There were no other fees billed in the fiscal year ended September 30, 2018 for products and services provided by the Former Accountant, other than the services reported in paragraphs (a) through (c) of this Item.
(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Former Accountant for the fiscal year ended September 30, 2018 at an audit committee meeting of the Board of Trustees called for such purpose.  The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the fiscal year ended September 30, 2019 at an audit committee meeting of the Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
The aggregate non-audit fees billed by the Accountant to the Fund for services rendered for the fiscal year ended September 30, 2019 was $0.00.  There were no fees billed by the Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

The aggregate non-audit fees billed by the Former Accountant to the Fund for services rendered for the fiscal year ended September 30, 2018 was $0.00. There were no fees billed by the Former Accountant for non-audit services rendered to the Fund’s investment adviser, or any other entity controlling, controlled by, or under common control with the Fund’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.
(a)
The President and Principal Executive Officer and the Treasurer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934, as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 13.	EXHIBITS.
(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith.
(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.
(a)(3)	Not applicable.
(a)(4)	The information regarding the change in the registrant’s independent public accountant pursuant to Item 4 of Form 8-K and Item 304(a)(1) of Regulation S-K is filed herewith.
(b)	Certifications pursuant to Rule 30a-2(b) under the Act and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aspiration Funds

By:	/s/ Andrei Cherny
Andrei Cherny Trustee, President, and Principal Executive Officer

Date:	April 8, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrei Cherny
Andrei Cherny Trustee, President, and Principal Executive Officer

Date:	April 8, 2021

By:	/s/ Mike Shuckerow
Mike Shuckerow Treasurer, Principal Financial Officer, and Principal Accounting Officer

Date:	April 8, 2021